[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6097
billbelitsky@paulhastings.com


January 7, 2011


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 849 (the "Trust")
         (File No. 333-156321)


Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 ("Registration Statement") for filing under the Securities Act of 1933. Please note that the Registration Statement has not been blacklined against the Registration Statement on Form S-6, since the trust described below will be replacing the trust previously submitted for review in 2008, which was never brought to market.

The Trust consists of one underlying unit investment trust portfolio, Equity Dividend Buy-Write Portfolio, Series 1. The Trust's portfolio will consist of a diversified portfolio of (i) common stocks primarily consisting of U.S. companies, (ii) call options on the common stocks known as Long Term Equity AnticiPation Securities ("LEAPS"), and (iii) U.S. Treasury Obligations. Although the Depositor has not included LEAPS in a previous series, this type of portfolio (common stocks accompanied by LEAPS call options and U.S. Treasury Obligations) of the Trust will be substantially similar to Advisors Disciplined Trust 633 (Blue Chip Covered Call Portfolio, Series 2010-4Q) which was sponsored by Advisors Asset Management, Inc. and became effective on November 24, 2010 (Registration No. 333-169809) and FT 1936 (Equity Covered Call Portfolio Series) which was sponsored by First Trust Portfolios L.P. and became effective on December 18, 2008 (Registration No. 333-155968). Additionally, the type of portfolio of the Trust will be substantially similar to Advisors Disciplined Trust 610 (Global Gold Income Portfolio, Series 8) which was sponsored by Advisors Asset Management, Inc. and was declared effective by the Commission on November 23, 2010 (Registration No. 333-169114) and contained a portfolio consisting of exchange-traded funds in addition to common stocks, LEAPS call options, and U.S. Treasury Obligations. Finally, the structure and operation of the Trust will be substantially similar to Van Kampen Unit Trusts, Series 894 (Van Kampen Precious Metals and Mining Portfolio 2009-3) which was also sponsored by the Depositor and was declared effective by the Commission on July 30, 2009 (Registration No. 333-159775).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in mid-February of 2011.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Mr. Houghton Hallock, Jr. of the Commission Staff has reviewed the Depositor's filings for prior series of Van Kampen Unit Trusts. Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY

Bill Belitsky

for PAUL, HASTINGS, JANOFSKY & WALKER LLP